Intangible assets, net	3 Months Ended
Mar. 31, 2020
Intangible assets, net
Intangible assets, net.

Note 7:—Intangible assets, net

Intangible assets, net consisted of the following as of:

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Developed technology	$3,920	$3,920	$1,320
Capitalized internal-use software	4,135	4,019	3,005
Customer relationships	2,660	2,660	1,060
Trade name	1,170	1,170	610
	11,885	11,769	5,995
Less—accumulated amortization	(5,291)	(4,581)	(1,930)
	$6,594	$7,188	$4,065

In connection with internal-use software, the Company capitalized $116 (unaudited) and $152 (unaudited) for the three months ended March 31, 2020 and 2019, respectively and $1,014,  $789 and $1,337 for the years ended December 31, 2019, 2018 and 2017 respectively. The capitalized amount included stock-based compensation of $8 (unaudited) and $19 (unaudited) for the three months ended March 31, 2020 and 2019, respectively and $110,  $11 and $32 for the years ended December 31, 2019, 2018 and 2017, respectively.

Amortization expenses amounted to $710 (unaudited) and $600 (unaudited) for the three months ended March 31, 2020 and 2019, respectively and $2,651,  $1,430 and $350 for the years ended December 31, 2019, 2018 and 2017, respectively.

The estimated future amortization of intangible assets as of March 31, 2020 (unaudited) was as follows:

Remainder of 2020	$2,136
2021	2,061
2022	1,351
2023	741
2024 and thereafter	305
$6,594

The estimated future amortization of intangible assets as of December 31, 2019 was as follows:

2020	$2,829
2021	2,021
2022	1,311
2023	723
2024 and thereafter	304
$7,188